Quarterly Report
December 31, 2023
MFS®  Georgia
Municipal Bond Fund
MGA-Q3

Portfolio of Investments
12/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.8%
Airport Revenue – 4.9%
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038	$1,000,000	$1,014,859
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	1,059,188
Atlanta, GA, Airport General Rev., “C”, 5%, 7/01/2053	500,000	531,683
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,048,799
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	520,000	523,303
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	530,000	532,398
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	268,039
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	30,198
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	35,353
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	25,068
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	40,107
		$5,108,995
General Obligations - General Purpose – 4.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$197,058
Cartersville, GA, General Obligation, 2%, 10/01/2040	1,000,000	718,706
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	65,374
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	165,989
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	7,530	7,382
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	59,571	37,138
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	50,258	54,508
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	150,816	167,761
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	46,290	45,323
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	85,068	82,247
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	35,711	34,094
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	48,553	44,530
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	171,495	152,746
Roswell, GA, General Obligation, “A”, 4%, 2/01/2048	500,000	508,561
State of Georgia, General Obligation, “A”, 5%, 7/01/2024	1,000,000	1,011,056
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	199,288
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	85,000	93,379
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	500,000	557,081
		$4,142,221
General Obligations - Schools – 8.1%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$775,952
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	509,863
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	370,000	320,908
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	543,437
Evans County, GA, School District, 4%, 6/01/2035	660,000	690,255
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2029	1,000,000	1,023,183
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2039	1,500,000	1,642,683
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	749,160
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2043	1,000,000	1,141,109
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2044	1,000,000	1,136,655
		$8,533,205
Healthcare Revenue - Hospitals – 14.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$204,502
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	528,612
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	489,704
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	23,978
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	1,000,000	1,141,507
Columbia County, GA, Hospital Authority Rev., Taxable (Wellstar Health System, Inc. Project), “A”, AGM, 5%, 4/01/2048	1,000,000	1,082,312
Columbus, GA, Hospital Authority Refunding Rev., Anticipation Certificates, 5%, 7/01/2024	670,000	676,879

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	$250,000	$240,065
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	15,000	12,777
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	522,020
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	506,090
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	505,047
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	956,624
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,056,598
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	772,230
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	500,000	509,092
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,030,574
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	645,000	618,817
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	695,000	695,018
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	765,000	728,393
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,009,841
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	992,357
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	527,309
		$14,830,346
Healthcare Revenue - Long Term Care – 1.0%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$493,603
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	515,991
		$1,009,594
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 2.875%, 1/01/2041 (n)	$130,000	$85,710
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$139,905
Miscellaneous Revenue - Other – 6.1%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$1,096,497
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	871,050
Clarke County, GA, Classic Center Authority Rev. (Classic Center Arena Project), ”A“, 4.625%, 5/01/2043	1,000,000	1,077,666
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	547,530
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	517,892
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	698,556
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	1,030,079
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	45,000	45,519
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	280,000	277,477
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	270,000	270,104
		$6,432,370
Multi-Family Housing Revenue – 1.3%
De Kalb County, GA, Housing Authority, Multi-Family Rev. (Kensington Station Project), ”A“, 4%, 12/01/2033	$1,000,000	$996,805
National Finance Authority, NH, Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	323,804	327,041
		$1,323,846
Port Revenue – 2.8%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$1,015,880
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	1,006,055
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	949,392
		$2,971,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 6.2%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, ”B-1“, AGM, 0%, 6/15/2044	$1,205,000	$509,721
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	5,385
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	10,843
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	90,000	86,159
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., ”A“, 5%, 7/01/2039	1,000,000	1,159,012
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044 (Prerefunded 7/01/2025)	1,000,000	1,031,981
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., ”E-1“, 3%, 7/01/2040	1,000,000	904,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	24,116
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	82,000	81,151
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	1,127,000	1,130,933
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	196,000	194,572
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	82,395
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	578,000	569,729
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	980
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	30,464
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,798
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	238,591
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	210,476
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	145,000	45,461
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	245,000	191,100
		$6,512,157
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$222,054
Single Family Housing - State – 5.6%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$160,000	$159,537
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4.15%, 12/01/2038	1,000,000	1,035,041
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.85%, 12/01/2041	1,465,000	1,448,619
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	924,692
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	388,609
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”B“, 4.875%, 12/01/2038	1,000,000	1,088,935
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 4.45%, 9/01/2043	595,000	605,187
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 4.5%, 9/01/2046	195,000	197,712
		$5,848,332
State & Local Agencies – 0.5%
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039 (Prerefunded 9/01/2024)	$500,000	$506,952
Student Loan Revenue – 0.7%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$5,000	$4,825
Iowa Student Loan Liquidity Corp. Rev., ”C“, 3.5%, 12/01/2044	130,000	108,729
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	55,000	49,382
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	585,000	577,694
		$740,630
Tax - Other – 0.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$435,000	$457,676
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	65,000	67,831
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	185,000	202,317
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	35,000	35,854
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	100,000	99,686
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	93,156
		$956,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	$410,000	$428,982
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	9,869
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,159
		$448,010
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	$560,000	$526,263
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	365,000	337,620
		$863,883
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$375,000	$307,604
Transportation - Special Tax – 0.1%
New Jersey Transportation Trust Fund Authority, ”A“, 5%, 12/15/2039	$70,000	$76,153
Universities - Colleges – 15.9%
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	$500,000	$505,112
Augusta, GA, Development Authority Rev. (AU Jaguar Facilities Development LLC Project), 5.5%, 7/01/2048	750,000	830,175
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	632,195
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	575,108
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	999,728
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	859,517
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	215,319
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	848,883
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing LLC Project), 5%, 7/01/2038	750,000	812,787
Clemson University, SC, Athletic Facilities Rev., ”A“, 3%, 5/01/2048	1,000,000	807,801
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	539,586
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,061,016
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	326,862
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	486,748
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,060,330
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	512,855
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	774,938
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	355,048
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,080,613
Gwinnett County, GA, Development Authority Rev. (Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,037,998
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	420,413
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	926,272
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	70,000	68,479
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	50,000	50,075
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	329,457
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	520,271
		$16,637,586
Universities - Dormitories – 0.4%
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), ”C“, 5%, 7/15/2030	$390,000	$395,566
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), ”C“, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,328
		$405,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 0.7%
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	$750,000	$762,415
Utilities - Municipal Owned – 9.1%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$1,270,249
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,109,807
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	510,074
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	509,755
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, 4.5%, 7/01/2063	1,000,000	1,013,083
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, AGM, 5%, 7/01/2048	1,000,000	1,061,323
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, AGM, 5%, 7/01/2055	1,000,000	1,045,352
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), ”A“, 5%, 1/01/2039	750,000	786,936
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,112,586
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	132,814
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	50,478
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	60,396
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	2,600
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	26,000
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	40,300
Puerto Rico Electric Power Authority Refunding Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	68,868
Puerto Rico Electric Power Authority Refunding Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	9,857
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	63,700
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	10,400
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	5,200
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	2,600
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	24,700
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	487,664
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	11,700
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	11,700
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	2,600
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	32,500
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	2,600
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	5,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	15,600
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	18,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	6,500
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	19,500
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	14,550
		$9,545,392
Utilities - Other – 3.6%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), ”A“, 4%, 12/01/2052 (Put Date 12/01/2029)	$250,000	$246,428
Black Belt Energy Gas District, AL, Gas Project Rev., ”A“, 4%, 6/01/2051 (Put Date 12/01/2031)	300,000	302,108
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	585,000	618,825
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., ”A“, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,060,423
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., ”C“, 5%, 9/01/2053 (Put Date 9/01/2030)	750,000	802,355
Southeast Alabama Energy, Cooperative District Energy Supply Rev., ”A-1“, 5.5%, 11/01/2053 (Put Date 1/01/2031)	715,000	782,859
		$3,812,998
Water & Sewer Utility Revenue – 8.8%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$806,882
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,070,798
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,066,530
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	509,394
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	508,680
Cherokee County, GA, Water and Sewerage Authority Rev., 4%, 8/01/2053	1,000,000	1,005,170
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,099,017
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	30,941
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	126,892

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	$45,000	$45,361
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	45,326
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	159,530
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,083,377
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	15,082
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	20,086
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	20,077
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038 (Prerefunded 2/01/2026)	500,000	524,231
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,000,000	1,096,750
		$9,234,124
Total Municipal Bonds		$101,458,223
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$188,764
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,197	120,302
Total Bonds		$309,066
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$205,186	$111,826
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.42% (v)	1,817,949	$1,818,313

Other Assets, Less Liabilities – 1.1%		1,132,003
Net Assets – 100.0%		$104,829,431
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,818,313 and $101,879,115, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,096,362, representing 2.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$101,570,049	$—	$101,570,049
U.S. Corporate Bonds	—	309,066	—	309,066
Mutual Funds	1,818,313	—	—	1,818,313
Total	$1,818,313	$101,879,115	$—	$103,697,428
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,287,590	$24,435,790	$24,904,032	$(851)	$(184)	$1,818,313

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$56,872	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2023, are as follows:
Georgia	78.9%
Puerto Rico	4.2%
Illinois	2.2%
New York	2.1%
Alabama	1.3%
California	1.2%
Virginia	1.1%
Maryland	0.8%
South Carolina	0.8%
Arkansas	0.7%
Guam	0.7%
North Carolina	0.7%
Texas	0.7%
New Jersey	0.6%
Ohio	0.5%
Massachusetts	0.4%
New Hampshire	0.3%
Wisconsin	0.3%
Connecticut	0.2%
Michigan	0.2%
Pennsylvania	0.2%
Washington DC	0.2%
Iowa	0.1%
Colorado (o)	0.0%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.